Financial risk management - Summary of Change in Level 3 Fair value (Detail) - EUR (€) € in Millions	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Disclosure Of Change In Fair Value Of Financial Instrument In Fair Value Hierarchy [Line Items]
Carrying amount, Asset	€ 101.9	€ 131.1
Fair value, Asset	101.9	131.1
Carrying amount, Liabilities	207.2	131.7
Fair value, Liabilities	211.9	131.7
Financial assets measured at amortized cost (AC)
Disclosure Of Change In Fair Value Of Financial Instrument In Fair Value Hierarchy [Line Items]
Carrying amount, Asset	101.5	130.9
Fair value, Asset	101.5	130.9
Financial assets at fair value profit or loss (FVPL)
Disclosure Of Change In Fair Value Of Financial Instrument In Fair Value Hierarchy [Line Items]
Carrying amount, Asset	0.0	0.2
Fair value, Asset	0.0	0.2
Financial assets fair value OCI (Hedge Accounting)
Disclosure Of Change In Fair Value Of Financial Instrument In Fair Value Hierarchy [Line Items]
Carrying amount, Asset	0.5	0.0
Fair value, Asset	0.5	0.0
Financial liabilities measured at amortized cost (AC)
Disclosure Of Change In Fair Value Of Financial Instrument In Fair Value Hierarchy [Line Items]
Carrying amount, Liabilities	197.9	129.1
Fair value, Liabilities	202.6	129.1
Financial liabilities at fair value through profit or loss (FVPL)
Disclosure Of Change In Fair Value Of Financial Instrument In Fair Value Hierarchy [Line Items]
Carrying amount, Liabilities	9.3	1.8
Fair value, Liabilities	9.3	1.8
Financial liabilities at fair value OCI (Hedge Accounting)
Disclosure Of Change In Fair Value Of Financial Instrument In Fair Value Hierarchy [Line Items]
Carrying amount, Liabilities	0.0	0.8
Fair value, Liabilities	0.0	0.8
Level 3 of fair value hierarchy [member]
Disclosure Of Change In Fair Value Of Financial Instrument In Fair Value Hierarchy [Line Items]
Fair value, Beginning Balance	0.6	0.9
Changes in fair value	(0.6)	0.0
Utilization / dissolution	0.0	(0.3)
Fair value, Ending Balance	0.0	0.6
Level 3 of fair value hierarchy [member] | Earn-out liabilities
Disclosure Of Change In Fair Value Of Financial Instrument In Fair Value Hierarchy [Line Items]
Fair value, Beginning Balance	0.6	0.6
Changes in fair value	(0.6)	0.0
Utilization / dissolution	0.0	0.0
Fair value, Ending Balance	0.0	0.6
Level 3 of fair value hierarchy [member] | Contingent receivables
Disclosure Of Change In Fair Value Of Financial Instrument In Fair Value Hierarchy [Line Items]
Fair value, Beginning Balance	€ 0.0	0.3
Changes in fair value		0.0
Utilization / dissolution		(0.3)
Fair value, Ending Balance		€ 0.0